Summary of Significant Accounting Policies: Business Segments (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Business Segments	Business Segments The Company’s operates its business through a single reporting segment.	Business Segments The Company’s operates its business through a single reporting segment.